Restructuring Costs - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 27, 2014	Jun. 28, 2013	Jun. 27, 2014	Jun. 28, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 1,907	$ 100	$ 2,554	$ 172	$ 2,950	$ 1,631	$ 710
Restructuring reserve	2,458	1,080	2,458	1,080	1,995	1,348	1,597
Lease Termination
Restructuring Cost and Reserve [Line Items]
Restructuring costs			631				300
Restructuring reserve	1,345	950	1,345	950	818	1,070	1,314
Lease Termination | Other Noncurrent Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	900		900		500	800
Lease Termination | Other Current Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	400		400		300	200
Severance And Other Costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs						1,631	500
Employee Severance
Restructuring Cost and Reserve [Line Items]
Restructuring costs			629	172	2,095	910
Restructuring reserve	653	130	653	130	1,112	180	283
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring costs			1,294		855	721
Restructuring reserve	$ 460		$ 460		$ 65	$ 98